Private Pension Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Text Block [Abstract]
Summary Of Net Defined Benefit Liability (Asset)
Changes in the period:

	Nine months period ended September 30,
	2020	2019
As of January 1	3,759,090	16,059
Contributions received	984,816	211,396
Transfer with third party plans	5,087,561	1,466,444
Redemptions paid	(162,218)	(7,911)
Gain (loss) from FIE	(19,927)	35,718

As of September 30	9,649,322	1,721,706

Changes in the period

	2019	2018
As of January 1	16,059	—
Contributions received	609,639	16,059
Transfer with third party plans	3,047,492	—
Withdraws	(20,153)	—
Interest received from FIE	106,053	—

As of December 31	3,759,090	16,059

Contributions invested in FIEs	3,759,090	16,059